Leases, Right-of-use assets (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($) properties		Dec. 31, 2022 MXN ($)		Dec. 31, 2021 MXN ($)
Right-of-use assets [Abstract]
Balance, beginning of period		$ 268,938		$ 337,232
Balance, end of period		147,951		268,938		$ 337,232
Net effect of transaction amount	$ 20,227
Loss from sale of property, vessels and equipment		0		(57,804)		(132,956)
Impairment loss		0		0
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		188,478
Balance, end of period		97,130		188,478
Term of lease contract	2 months
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		2,904
Balance, end of period		416		2,904
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		70,639
Balance, end of period		49,022		70,639
Dock Major Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		6,917
Balance, end of period		1,383		6,917
Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		0
Balance, end of period		$ 0		0
Term of lease contract	1 year
Number of write-off properties | properties		5
Lease credit		$ 22,000
Loss from sale of property, vessels and equipment		57,804
Right-of-use Asset [Member]
Right-of-use assets [Abstract]
Impairment loss		0		0
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		352,632		543,519
Additions		62,630		119,065
Disposals		180,961		309,952
Balance, end of period		234,301		352,632		543,519
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		245,741		346,095
Additions		62,630		57,524
Disposals		157,746	[1]	157,878	[2]
Balance, end of period		150,625		245,741		346,095
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		4,977		11,722
Additions		0		4,977
Disposals		0		11,722
Balance, end of period		4,977		4,977		11,722
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		79,779		71,397
Additions		0		56,564
Disposals		23,215	[3]	48,182
Balance, end of period		56,564		79,779		71,397
Gross carrying amount [Member] | Dock Major Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		22,135		22,135
Additions		0		0
Disposals		0		0
Balance, end of period		22,135		22,135		22,135
Gross carrying amount [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		0		92,170
Additions		0		0
Disposals		0		92,170	[4]
Balance, end of period		0		0		92,170
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(83,694)		(206,287)
Disposals		78,377		196,425
Depreciation		81,033		73,832
Balance, end of period		(86,350)		(83,694)		(206,287)
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(57,263)		(138,709)
Disposals		68,704	[1]	129,255	[2]
Depreciation		64,936		47,809
Balance, end of period		(53,495)		(57,263)		(138,709)
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(2,073)		(11,268)
Disposals		0		11,399
Depreciation		2,488		2,204
Balance, end of period		(4,561)		(2,073)		(11,268)
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(9,140)		(33,459)
Disposals		9,673	[3]	34,701
Depreciation		8,075		10,382
Balance, end of period		(7,542)		(9,140)		(33,459)
Depreciation [Member] | Dock Major Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(15,218)		(9,684)
Disposals		0		0
Depreciation		5,534		5,534
Balance, end of period		(20,752)		(15,218)		(9,684)
Depreciation [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		0		(13,167)
Disposals		0		21,070	[4]
Depreciation		0		7,903
Balance, end of period		$ 0		$ 0		$ (13,167)

[1]	In August 2023, Ademsa renegotiated the lease contract for the offices and warehouses in Azcapotzalco, signing a new contract for one year and two months. The net effect of this transaction (credit) in the amount of $20,227 is shown under other income (expenses).
[2]	It corresponds to the cancellation of lease agreements for warehouses used for the storage business.
[3]	Corresponds to the cancellation of the lease contracts for the Manzanillo, Veracruz and Altamira yards of the M&R business.
[4]	It corresponds to the cancellation of the lease agreement of Torre Latino y Cuspide in August, pursuant to the accord and satisfaction contract in payment of 5 real properties with Fibra FUNO (see Note 9a). Moreover, as part of the contract, Fibra FUNO accepts to liquidate the credit in benefit of Banco de Bajío in the amount of $22,000, which gave rise to a loss on the transaction in the amount of $57,804 (see Note 18).